Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 6,659	$ 7,116	$ 8,743
Ending balance	6,992	6,659	7,116
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	32,202	30,831	29,135
Additions	3,046	2,661	1,798
Disposals	(4,495)	(988)	(5)
Exchange difference	163	(302)	(97)
Ending balance	30,916	32,202	30,831
Depreciation and impairment:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(25,543)	(23,715)	(20,392)
Disposals	4,495	987	2
Exchange difference	116	(266)	(83)
Depreciation charge for the year	2,760	3,081	3,408
Reclassification	0
Ending balance	(23,924)	(25,543)	(23,715)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	520	721	938
Ending balance	29	520	721
Leasehold improvements | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,303	1,299	1,313
Additions	9	34	0
Disposals	(87)	0	0
Exchange difference	17	(30)	(14)
Ending balance	1,242	1,303	1,299
Leasehold improvements | Depreciation and impairment:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(783)	(578)	(375)
Disposals	87	0	0
Exchange difference	16	(9)	(5)
Depreciation charge for the year	226	214	208
Reclassification	275
Ending balance	(1,213)	(783)	(578)
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,992	6,201	7,419
Ending balance	6,291	5,992	6,201
Plant and equipment | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	27,150	25,167	23,522
Additions	2,979	2,549	1,713
Disposals	(4,327)	(345)	(4)
Exchange difference	111	(221)	(64)
Ending balance	25,913	27,150	25,167
Plant and equipment | Depreciation and impairment:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(21,158)	(18,966)	(16,103)
Disposals	4,327	346	1
Exchange difference	60	(140)	(40)
Depreciation charge for the year	2,405	2,678	2,904
Reclassification	326
Ending balance	(19,622)	(21,158)	(18,966)
IT and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	147	194	386
Ending balance	672	147	194
IT and office equipment | Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,749	4,365	4,300
Additions	58	78	85
Disposals	(81)	(643)	(1)
Exchange difference	35	(51)	(19)
Ending balance	3,761	3,749	4,365
IT and office equipment | Depreciation and impairment:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,602)	(4,171)	(3,914)
Disposals	81	641	1
Exchange difference	40	(117)	(38)
Depreciation charge for the year	129	189	296
Reclassification	(601)
Ending balance	$ (3,089)	$ (3,602)	$ (4,171)